Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2029 Notes
Debt Instrument [Line Items]
Interest expense	$ 14,299	$ 0	$ 0
DFC amortization	342	0	0
Amortization of premium/discount, net	715	0	0
2027 Notes
Debt Instrument [Line Items]
Interest expense	25,538	32,175	20,269
DFC amortization	759	758	402
Amortization of premium/discount, net	785	805	133
2023 Notes
Debt Instrument [Line Items]
Interest expense	6,230	13,768	20,882
DFC amortization	297	224	294
Amortization of premium/discount, net	$ 388	$ 287	$ 371